CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	290,000,000	290,000,000
Common Stock, shares issued	48,333,334	3,122,287
Common Stock, shares outstanding	48,333,334	3,122,287